Summary of Significant Accounting Policies (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of computation of diluted loss per share
Net income (loss)	$ 302,306	$ 121,185	$ (3,727,553)	$ (50,328)	$ (1,593,173)	$ (1,167,070)
Weighted average number of shares outstanding, Diluted	39,685,134	42,323,970	38,584,641	37,484,089	37,619,208	33,053,030
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance
Warrants and options as of beginning of period
Weighted average number of common and common equivalent shares					37,619,208	33,053,030
Diluted net loss per share	$ 0.01	$ 0.00	$ (0.10)	$ 0.00	$ (0.04)	$ (0.04)